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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 ------------------------------------
   Address:      100 West Lancaster Avenue, Suite 200
                 ------------------------------------
                 Wayne PA 19087
                 ------------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   COO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Anthony J. Merhige            Wayne, PA        May 15, 2012
   -------------------------------    -----------------    ------------
          Anthony J. Merhige            [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 45
                                        --------------------

Form 13F Information Table Value Total: $695,662
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                          MARKET
                                                           VALUE         INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (000S)  SHARES DISCRETION MANAGERS   SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP LP          COM UNITS LP   01861G100   6868  157694    Sole         0    157694    0    0
AMERIGAS PARTNERS LP             UNIT LP INT    030975106    575   14200    Sole         0     14200    0    0
ATLAS PIPELINE PARTNERS LP       UNIT LP INT    049392103   1011   28567    Sole         0     28567    0    0
BLUEKNIGHT ENERGY PARTNERS LP      COM UNIT     09625U109   1063  157491    Sole         0    157491    0    0
BLUEKNIGHT ENERGY 11% SERIES A     COM UNIT     09625U108    785   93729    Sole         0     93729    0    0
BREITBURN ENERGY PARTNERS LP    COM UT LTD PTN  106776107   7542  394448    Sole         0    394448    0    0
BUCKEYE PARTNERS LP             UNIT LTD PARTN  118230101  10294  168253    Sole         0    168253    0    0
CROSSTEX ENERGY LP                   COM        22765U102  16284  952814    Sole         0    952814    0    0
DCP MIDSTREAM PARTNERS LP       COM UT LTD PTN  23311P100   3352   73131    Sole         0     73131    0    0
EAGLE ROCK ENERGY PARTNERS LP        UNIT       26985R104   9458  956316    Sole         0    956316    0    0
EL PASO CORP                         COM        28336L109  12207  413084    Sole         0    413084    0    0
EL PASO PIPELINE PARTNERS LP     COM UNIT LPI   283702108  11673  334578    Sole         0    334578    0    0
ENBRIDGE ENERGY PARTNERS LP          COM        29250R106  24516  791609    Sole         0    791609    0    0
ENERGY TRANSFER EQUITY LP       COM UT LTD PTN  29273V100   2948   73147    Sole         0     73147    0    0
ENTERPRISE PRODS PARTNERS L          COM        293792107  99164 1964813    Sole         0   1964813    0    0
EV ENERGY PARTNERS LP             COM UNITS     26926V107  27633  397086    Sole         0    397086    0    0
EXTERRAN PARTNERS LP              COM UNITS     30225N105  13892 1053219    Sole         0   1053219    0    0
GENESIS ENERGY LP               UNIT LTD PARTN  371927104    692   22500    Sole         0     22500    0    0
HOLLY ENERGY PARTNERS LP        COM UT LTD PTN  435763107  12881  211032    Sole         0    211032    0    0
INERGY LP                       UNIT LTD PTNR   456615103   2137  130551    Sole         0    130551    0    0
KINDER MORGAN MANAGEMENT LLC         SHS        49455U100  58054  778504    Sole         0    778504    0    0
LINN ENERGY LLC                 UNIT LTD LIAB   536020100   2536   66487    Sole         0     66487    0    0
MAGELLAN MIDSTREAM PARTNERS LP  COM UNIT RP LP  559080106   4220   58342    Sole         0     58342    0    0
MARKWEST ENERGY PARTNERS LP     UT LTD PARTNER  570759100  35253  603136    Sole         0    603136    0    0
MID CON ENERGY PARTNERS LP      COM UNIT REPST  59560V109   7731  328267    Sole         0    328267    0    0
NUSTAR ENERGY LP                   UNIT COM     67058H102    210    3548    Sole         0      3548    0    0
NUSTAR GP HOLDINGS LLC          UNIT RESTG LLC  67059L102    629   18166    Sole         0     18166    0    0
OILTANKING PARTNERS LP             UNIT LTD     678049107  28985  943843    Sole         0    943843    0    0
ONEOK PARTNERS LP               UNIT LTD PARTN  68268N103    927   16962    Sole         0     16962    0    0
PLAINS ALL AMERN PIPELINE LP    UNIT LTD PARTN  726503105  69092  880720    Sole         0    880720    0    0
PENN VA RESOURCE PARTNERS L          COM        707884102   8700  398554    Sole         0    398554    0    0
REGENCY ENERGY PARTNERS LP       COM UNITS LP   75885Y107  16113  655272    Sole         0    655272    0    0
SPECTRA ENERGY PARTNERS              COM        84756N109  16627  520412    Sole         0    520412    0    0
SUBURBAN PROPANE PARTNERS LP    UNIT LTD PARTN  864482104    439   10200    Sole         0     10200    0    0
SUNOCO INC                           COM        86764P109   6973  182768    Sole         0    182768    0    0
TC PIPELINES LP                UNIT COM LTD PRT 87233Q108    489    8913    Sole         0      8913    0    0
TEEKAY LNG PARTNERS LP          PRTNRSP UNITS   Y8564M105  31915  814998    Sole         0    814998    0    0
TEEKAY OFFSHORE PARTNERS LP     PARTNERSHIP UN  Y8565J101  23590  815995    Sole         0    815995    0    0
TARGA RESOURCES PARTNERS LP        COM UNIT     87611X105  32427  781944    Sole         0    781944    0    0
TESORO LOGISTICS LP              COM UNIT LP    88160T107  40424 1155971    Sole         0   1155971    0    0
VANGUARD NATURAL RESOURCES L       COM UNIT     92205F106    492   17807    Sole         0     17807    0    0
WESTERN GAS PARTNERS LP         COM UNIT LP IN  958254104    991   21484    Sole         0     21484    0    0
WHITING USA TRUST II               TR UNIT      966388100  13737  597267    Sole         0    597267    0    0
WILLIAMS COS INC DEL                 COM        969457100  29356  952805    Sole         0    952805    0    0
WILLIAMS PARTNERS LP             COM UNIT LP    96950F104    777   13725    Sole         0     13725    0    0

                                                          695662





